Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Segments summarized financial information

	Port Terminal	Cabotage	Barge
	Business Segment	Business Segment	Business Segment
	for the Year Ended	for the Year Ended	for the Year Ended	Unallocated
	December 31, 2014	December 31, 2014	December 31, 2014	interest	Total
Time charter, voyage and port terminal revenues	$39,687	$59,720	$109,100	$—	$208,507
Sales of products	60,267	—	—	—	60,267
Time charter, voyage and port terminal expenses	(11,158)	(1,938)	(34,557)	—	(47,653)
Direct vessel expenses	—	(32,672)	(39,515	—	(72,187)
Cost of products sold	(58,011)	—	—	—	(58,011)
Depreciation of vessels, port terminals and other fixed assets, net	(3,385)	(2,606)	(15,273)	—	(21,264)
Amortization of intangible assets	(987)	—	(2,835)	—	(3,822)
Amortization of deferred drydock and special survey costs	—	(3,000)	(2,838)	—	(5,838)
General and administrative expenses	(2,459)	(858)	(11,447)	—	(14,764)
Provision for losses on accounts receivable	—	(158)	(390)	—	(548)
Taxes other than income taxes	—	(6,090)	(3,185)	—	(9,275)
Loss on bond extinguishment	—	(5,000)	(22,281)	—	(27,281)
Interest expense and finance cost, net	(1,329)	(5,537)	(18,038)	(2,933)	(27,837)
Interest income	48	—	243	—	291
Foreign exchange differences, net	(120)	802	812	—	1,494
Other income, net	456	—	485	—	941
Income/(loss) before income taxes	23,009	2,663	(39,719)	(2,933)	(16,980)
Income tax benefit/(expense)	168	(2,025)	2,133	—	276
Net income/(loss) attributable to Navios Logistics' stockholders	$23,177	$638	$(37,586)	$(2,933)	$(16,704)

	Port Terminal	Cabotage	Barge
	Business Segment	Business Segment	Business Segment
	for the Year Ended	for the Year Ended	for the Year Ended	Unallocated
	December 31, 2013	December 31, 2013	December 31, 2013	interest	Total

Time charter, voyage and port terminal revenues	$39,189	$54,337	$97,208	$—	$190,734
Sales of products	46,350	—	—	—	46,350
Time charter, voyage and port terminal expenses	(10,654)	(1,871)	(29,903)	—	(42,428)
Direct vessel expenses	—	(34,499)	(38,214)	—	(72,713)
Cost of products sold	(42,760)	—	—	—	(42,760)
Depreciation of vessels, port terminals and other fixed assets, net	(2,853)	(2,655)	(14,047)	—	(19,555)
Amortization of intangible assets	(983)	—	(2,816)	—	(3,799)
Amortization of deferred drydock and special survey costs	—	(2,188)	(1,204)	—	(3,392)
General and administrative expenses	(2,097)	(898)	(11,622)	—	(14,617)
Provision for losses on accounts receivable	—	(123)	(444)	—	(567)
Taxes other than income taxes	(234)	(4,847)	(2,831)	—	(7,912)
Gain on sale of assets	18	—	—	—	18
Interest expense and finance cost, net	—	(6,504)	(16,375)	(2,269)	(25,148)
Interest income	75	—	144	—	219
Foreign exchange differences, net	(339)	692	61	—	414
Other income, net	8	—	422	—	430
Income/(loss) before income taxes and noncontrolling interest	25,720	1,444	(19,621)	(2,269)	5,274
Income tax benefit/(expense)	1,587	(1,218)	4,185	—	4,554
Net income/(loss)	27,307	226	(15,436)	(2,269)	9,828
Less: Net income attributable to the noncontrolling interest	—	—	(112)	—	(112)
Net income/(loss) attributable to Navios Logistics' stockholders	$27,307	$226	$(15,548)	$(2,269)	$9,716

	Port Terminal	Cabotage	Barge
	Business Segment	Business Segment	Business Segment
	for the Year Ended	for the Year Ended	for the Year Ended
	December 31, 2012	December 31, 2012	December 31, 2012	Total
Time charter, voyage and port terminal revenues	$32,209	$52,557	$93,853	$178,619
Sales of products	68,414	—	—	68,414
Time charter, voyage and port terminal expenses	(9,384)	(1,741)	(30,651)	(41,776)
Direct vessel expenses	—	(34,565)	(34,911)	(69,476)
Cost of products sold	(65,039)	—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(2,785)	(4,152)	(15,565)	(22,502)
Amortization of intangible assets	(930)	—	(3,508)	(4,438)
Amortization of deferred drydock and special survey costs	—	(463)	(869)	(1,332)
General and administrative expenses	(2,292)	(660)	(11,892)	(14,844)
Provision for losses on accounts receivable	—	—	(747)	(747)
Taxes other than income taxes	(113)	(4,331)	(3,768)	(8,212)
Interest expense and finance cost, net	(1)	(6,635)	(13,421)	(20,057)
Interest income	266	1	121	388
Foreign exchange differences, net	(294)	—	15	(279)
Other income, net	98	372	1,022	1,492
Income/(loss) before income taxes and noncontrolling interest	20,149	383	(20,321)	211
Income tax (expense)/benefit	(889)	(99)	953	(35)
Net income/(loss)	19,260	284	(19,368)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20)	(20)
Net income/(loss) attributable to Navios Logistics' stockholders	$19,260	$284	$(19,388)	$156